Other current assets	12 Months Ended
Dec. 31, 2025
Other current assets
Other current assets

Note 13.Other current assets

Other current assets consisted of the following:

	As at December 31,	As at December 31,
USD’000	2025	2024
Value-Added Tax receivable	733	501
Advanced payment to suppliers	303	61
Deposits, current	5	5
Customer contract assets, current	451	—
Other current assets	42	26
Total other current assets	1,534	593